UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21724

Nicholas-Applegate International & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	February 29, 2008

Date of reporting period:	February 29, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate International & Premium Strategy Fund

A n n u a l R e p o r t
F e b r u a r y 29, 2 0 0 8

Contents
Letter to Shareholders	1
Fund Insights	2
Performance & Statistics	3
Schedule of Investments	4-9
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13-17
Financial Highlights	18
Report of Independent Registered Public Accounting Firm	19
Tax Information	20
Annual Shareholder Meeting Results	21
Privacy Policy/Proxy Voting Policies & Procedures	22
Dividend Reinvestment Plan	23
Board of Trustees	24-25
Principal Officers	26

Nicholas-Applegate International & Premium Strategy Fund Letter to Shareholders

April 16, 2008

Dear Shareholder:

We are pleased to provide you with the annual report for the Nicholas-Applegate International & Premium Strategy Fund (the "Fund") for the fiscal year ended February 29, 2008.

Foreign and domestic stocks experienced volatile return patterns for the period en route to posting net declines for the 12-months ended February 29, 2008. Structural problems in U.S. mortgage lending and housing markets spread to other financials and consumer discretionary industries and the effect was felt broadly through world markets. A weakening U.S. dollar improved the returns of non-U.S. markets for dollar-oriented investors. The Morgan Stanley Capital International: Europe, Australasia and Far East (EAFE) Index posted a (1.53)% return in U.S. dollar terms and a (11.75)% return as measured by local currencies. These results were in line with U.S. equities as represented by the Standard & Poor's 500 Index, which returned (3.59)% during the twelve-month period.

Please review the following pages for specific information on the Fund. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund's shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources are available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund's investment manager, and Nicholas-Applegate Capital Management LLC and Oppenheimer Capital LLC, the Fund's sub-advisers, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

| 2.29.08 | Nicholas-Applegate International & Premium Strategy Fund Annual Report 1

Nicholas-Applegate International & Premium Strategy Fund Fund Insights

February 29, 2008 (unaudited)

•	For the 12-months ended February 29,2008, the Nicholas-Applegate International & Premium Strategy Fund (the "Fund") returned (5.34)% on net asset value ("NAV") and (14.25)% on market price.

•

International equities retrenched during the period as the continued global credit crunch and recession fears drove the international markets lower. The fourth quarter marked an end to nine consecutive quarters of gains, the longest uninterrupted stretch of growth in more than twenty years. Losses were steeper in local terms due to a falling U.S. dollar. In general, value shares underperformed growth shares. Emerging markets were more insulated than developed markets.

•

The markets experienced significant volatility during the first week of August after the subprime meltdown and troubles at two Bear Stearns hedge funds revealed that many former high-rated credit products could not be easily sold in the market at values assigned to them using financial models. Consequently, hedge fund managers realized that they were potentially facing significant losses in their credit portfolios. To curb possible losses, managers sought to scale back their leverage. However, selling illiquid credit products risked uncovering even deeper losses, so it appears these managers delivered by selling more liquid assets. As many of these managers' unwound significant factor-based portfolios, these factors started to behave unexpectedly. Short names started to rally and long names started to fall as these trades started to reach the market.

•

As was the case for many other quantitative portfolios, most of our signals did not work during the first week of August, particularly the Sustainability group. This caused underperformance against the benchmark for the month and pulled relative performance down for the period.

•

November was a difficult month for the Fund as investor concerns about credit markets and a global economic slowdown caused a strong rotation away from cyclical sectors and smaller capitalization names to more defensive names and larger capitalization names. As the Fund was overweight in cyclical stocks and underweight the defensive sector, this caused relative underperformance for the month and contributed to the Fund's relative underperformance for the twelve-month period.

•

During the reporting period, the Fund benefited the most from the positive change family of signals as well as selections in technology and healthcare. In contrast, the sustainability family of signals and as well as selections in financials, industrials and materials detracted from the Fund's performance.

2 Nicholas-Applegate International & Premium Strategy Fund Annual Report | 2.29.08 |

Nicholas-Applegate International & Premium Strategy Fund Performance & Statistics

February 29, 2008 (unaudited)

Total Return (1) :	Market Price	Net Asset Value ("NAV")
1 year	(14.25)%	(5.34)%
Commencement of Operations (4/29/05) to 2/29/08	8.99%	11.83%

Market Price/IMAV Performance:	Market Price/NAV:
Commencement of Operations (4/29/05) to 2/29/08	Market Price	$20.81
■ Market Price	NAV	$21.75
■ NAV
	Discount to NAV	(4.32)%
	Market Price Yield(2)	10.33%

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period more than one year represents the average annual total return.

Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) with all distributions reinvested. The Fund's performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods' returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund's shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share distribution to shareholders by the market price per share at February 29, 2008.

| 2.29.08 | Nicholas-Applegate International & Premium Strategy Fund Annual Report 3

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

February 29, 2008

Shares		Value
COMMON STOCK—89.9%
	Australia—5.7%
	Banking—1.3%
69,164	Commonwealth Bank of Australia	$2,689,368
	Building/Construction—0.5%
24,253	Leighton Holdings Ltd.	1,020,912
	Healthcare & Hospitals—2.0%
123,948	CSL Ltd.	4,174,327
	Metals & Mining—1.5%
55,687	BHP Billiton Ltd.	2,023,236
9,801	Rio Tinto Ltd.	1,226,294
		3,249,530
	Retail—0.4%
33,495	Woolworths Ltd.	898,252
	Belgium—0.6%
	Chemicals—0.6%
26,883	Tessenderlo Chemie NV	1,194,158
	Denmark—1.5%
	Building/Construction—0.5%
10,000	FLSmidth & Co. A/S	933,534
	Pharmaceuticals—1.0%
31,800	Novo Nordisk AS, Class B	2,175,075
	Finland—3.0%
	Telecommunications—3.0%
178,126	Nokia Oyj	6,399,423
	France—6.8%
	Automotive—0.5%
14,943	Peugeot S.A.	1,135,917
	Banking—1.1%
27,495	BNP Paribas	2,457,970
	Machinery—1.0%
9,808	Alstom	2,061,175
	Oil & Gas—1.9%
53,627	Total S.A. (b)	4,038,196
	Telecommunications—1.9%
118,394	France Telecom S.A.	3,974,247
	Utilities—0.4%
9,219	Electricite de France	859,827
	Germany—9.9%
	Automotive—2.7%
21,187	DaimlerChrysler AG	1,778,286
17,637	Volkswagen AG	4,008,770
		5,787,056

4 Nicholas-Applegate International & Premium Strategy Fund Annual Report | 2.29.08 |

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

February 29, 2008

Shares		Value
	Germany —(continued)
	Chemicals—2.9%
24,356	BASF(b)	$3,098,934
40,599	BAYER AG	3,126,215
		6,225,149
	Financial Services—0.9%
11,377	Deutsche Boerse AG	1,803,256
	Utilities—3.4%
27,006	E.ON AG	5,075,416
18,252	RWE AG	2,207,399
		7,282,815
	Greece—0.7%
	Banking—0.7%
27,903	National Bank of Greece S.A.	1,511,821
	Hong Kong—1.6%
	Airlines—0.4%
425,000	Cathay Pacific Airways Ltd.	875,846
	Real Estate—1.2%
204,000	Hang Lung Group Ltd.	931,856
592,000	New World Development Ltd.	1,591,425
		2,523,281
	Ireland—0.4%
	Financial Services—0.4%
48,618	Irish Life & Permanent PLC	786,360
	Italy—2.5%
	Energy—1.4%
271,908	Enel SpA	2,933,886
	Utilities—1.1%
66,956	Eni SpA	2,311,993
	Japan—13.0%
	Automotive—1.9%
89,000	Hino Motors Ltd.	629,222
29,200	Tokai Rika Co., Ltd.	837,842
48,300	Toyota Motor Corp.	2,619,568
		4,086,632
	Building/Construction—0.6%
29,500	Daikin Industries Ltd.	1,324,684
	Consumer Products—1.4%
6,000	Nintendo Co., Ltd. (b)	2,981,202
	Diversified Manufacturing—0.3%
23,000	Nikon Corp.	642,900
	Electronics—0.4%
27,500	Mitsumi Electric Co., Ltd.	852,841
	Machinery—0.7%
36,500	Shima Seiki Manufacturing Ltd.	1,553,419

| 2.29.08 | Nicholas-Applegate International & Premium Strategy Fund Annual Report 5

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

February 29, 2008

Shares		Value
	Japan—(continued)
	Multi-Media—0.3%
733	Jupiter Telecommunications Co., Ltd. (c)	$607,211
	Pharmaceuticals—0.5%
11,200	Astellas Pharma, Inc.	488,494
19,700	Daiichi Sankyo Co., Ltd.	610,097
		1,098,591
	Retail—0.3%
105,450	Daiei, Inc. (c)	668,733
	Telecommunications—1.6%
140	KDDI Corp.	848,816
487	Nippon Telegraph & Telephone Corp.	2,119,292
282	NTT DoCoMo, Inc.	412,296
		3,380,404
	Tobacco—0.2%
81	Japan Tobacco, Inc.	408,322
	Transportation—1.2%
86	East Japan Railway Co.	688,841
147,000	Mitsui OSK Lines Ltd.	1,905,275
		2,594,116
	Wholesale—3.6%
133,000	Mitsui & Co., Ltd.(b)	2,886,435
545,900	Sojitz Corp.	2,042,094
184,300	Sumitomo Corp. (b)	2,644,979
		7,573,508
	Luxembourg—0.2%
	Telecommunications—0.2%
3,700	Millicom International Cellular S.A. (c)	405,271
	Norway—2.6%
	Banking—1.7%
247,600	DnB NOR ASA	3,619,952
	Chemicals—0.9%
32,900	Yara International ASA	1,836,083
	Singapore—1.0%
	Airlines—0.5%
99,000	Singapore Airlines Ltd.	1,074,230
	Banking—0.5%
182,000	Oversea-Chinese Banking Corp.	982,158
	Spain—6.5%
	Banking—2.2%
260,361	Banco Santander Central Hispano S.A.	4,652,375
	Building/Construction—0.2%
9,343	ACS Actividades Construcciones y Servicios S.A.	477,168
	Telecommunications—3.0%
218,195	Telefonica S.A.	6,313,607

6 Nicholas-Applegate International & Premium Strategy Fund Annual Report | 2.29.08 |

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

February 29, 2008

Shares		Value
	Spain —(continued)
	Utilities—1.1%
162,409	Iberdrola S.A.	$2,345,566
	Sweden—1.2%
	Banking—0.7%
95,500	Nordea Bank AB	1,435,095
	Tobacco—0.5%
50,600	Swedish Match AB	1,178,586
	Switzerland—7.0%
	Building/Construction—1.2%
101,818	ABB Ltd.	2,531,498
	Food & Beverage—1.8%
8,036	Nestle S.A.	3,827,588
	Insurance—2.4%
16,732	Zurich Financial Services AG	5,219,833
	Pharmaceuticals—1.2%
12,695	Roche Holdings AG	2,484,468
	Retail—0.4%
3,280	Swatch Group AG	960,778
	United Kingdom—25.7%
	Banking—2.3%
98,123	Barclays PLC	920,634
130,189	Royal Bank of Scotland Group PLC (b)	985,361
88,325	Standard Chartered PLC	2,913,112
		4,819,107
	Building/Construction—0.5%
77,607	Amec PLC	1,185,127
	Consumer Products—0.4%
67,923	Aggreko PLC	789,227
	Financial Services—0.3%
53,500	ICAP PLC	666,875
	Food & Beverage—4.5%
130,071	Diageo PLC	2,660,859
135,323	Unilever PLC	4,268,132
462,495	WM Morrison Supermarkets PLC (b)	2,714,097
		9,643,088
	Healthcare & Hospitals—0.6%
129,606	SSL International PLC	1,252,743
	Insurance—1.3%
760,522	Old Mutual PLC	1,880,575
227,246	Standard Life PLC	983,365
		2,863,940
	Manufacturing—0.7%
89,536	Charter PLC (c)	1,461,073

| 2.29.08 | Nicholas-Applegate International & Premium Strategy Fund Annual Report 7

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

February 29, 2008

Shares		Value
	United Kingdom—(continued)
	Metals & Mining—4.0%
32,097	Anglo American PLC	$2,039,507
67,080	BHP Billiton PLC	2,148,219
22,080	Rio Tinto PLC	2,486,853
22,644	Xstrata PLC	1,768,378
		8,442,957
	Oil & Gas—5.7%
71,253	BG Group PLC	1,681,322
376,799	BP PLC	4,068,069
	Royal Dutch Shell PLC (b)
76,148	Class A	2,725,723
104,798	Class B	3,680,488
		12,155,602
	Pharmaceuticals—0.5%
14,025	AstraZeneca PLC	524,785
25,592	GlaxoSmithKline PLC	559,242
		1,084,027
	Retail—0.1%
83,143	Game Group PLC	306,675
	Telecommunications—2.3%
1,536,950	Vodafone Group PLC	4,953,506
	Tobacco—1.7%
59,293	British American Tobacco PLC	2,225,699
27,934	Imperial Tobacco Group PLC	1,294,528
		3,520,227
	Transportation—0.8%
331,510	Stagecoach Group PLC	1,646,032
	Total Common Stock (cost—$201,331,972)	191,210,399

REPURCHASE AGREEMENT—10.4%

Principal
Amount
(000)
$22,116	State Street Bank & Trust Co.,
	dated 2/29/08, 2.65%, due 3/3/08,
	proceeds $22,120,884; collateralized by
	Freddie Mac, 6.25% due 6/1/37, valued at
	$22,566,275 including accrued interest (cost—$22,116,000)	22,116,000

	Total Investments before call options written
	(cost—$223,447,972)— 100.3%	213,326,399

8 Nicholas-Applegate International & Premium Strategy Fund Annual Report | 2.29.08 |

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments

February 29, 2008

Contracts		Value
CALL OPTIONS WRITTEN (c)— (0.4)%
	CAC 40 Index (OTC),
692	strike price €5,170, expires 4/11 /08	$(37,799)
647	strike price €5,494, expires 3/7/08	—
	DAX Index (OTC),
1,000	strike price €7,238, expires 4/4/08	(70,457)
741	strike price €7,350, expires 4/11/08	(37,985)
729	strike price €7,377, expires 4/18/08	(47,061)
	Dow Jones € Stoxx 50 Price Index (OTC),
1,824	strike price €3,994, expires 4/4/08	(66,613)
1,787	strike price €4,016, expires 4/18/08	(80,862)
1,810	strike price €4,019, expires 4/11/08	(64,055)
1,790	strike price €4,073, expires 3/20/08	(5,605)
1,793	strike price €4,114, expires 3/14/08	(1,013)
	FTSE 100 Index (OTC),
870	strike price £6,169, expires 4/4/08	(108,367)
856	strike price £6,200, expires 3/20/08	(43,596)
429	strike price £6,213, expires 3/7/08	(3,206)
857	strike price £6,256, expires 4/11/08	(93,833)
851	strike price £6,277, expires 4/18/08	(96,569)
	NIKKEI Index (OTC),
60,923	strike price ¥14,425, expires 3/14/08	(29,561)
79,163	strike price ¥14,510, expires 3/7/08	(6,755)
38,951	strike price ¥14,837, expires 4/18/08	(40,539)
	Swiss Market Index (OTC),
710	strike price CHF 8,096, expires 3/20/08	(15,194)
	Total Call Options Written (premiums received—$2,205,568)	(849,070)
	Total Investments net of call options written
	(cost—$221,242,404)(a)— 99.9%	212,477,329
	Other assets less other liabilities—0.1%	149,765
	Net Assets—100%	$212,627,094

Notes to Schedule of Investments:

(a)

Securities with an aggregate value of $191,210,399, representing 89.9% of net assets, have been valued utilizing modeling tools provided by a third-party vendor as described in Note 1 (a) in the Notes to Financial Statements.

(b)	All or partial amount segregated as collateral for call options written.
(c)	Non-income producing.

Glossary:

€ — Euro
£ — Great British Pound
¥ — Japanese Yen
CHF — Swiss Franc
OTC —Over the Counter

Nicholas-Applegate International & Premium Strategy Fund

See accompanying Notes to Financial Statements | 2.29.08 | Annual Report     9

Nicholas-Applegate International & Premium Strategy Fund Statement of Assets and Liabilities

February 29, 2008

Assets:
Investments, at value (cost—$201,331,972)	$191,210,399
Repurchase agreement, at cost and value	22,116,000
Cash (including foreign currency of $17,753 with a cost of $17,270)	18,654
Receivable for investments sold	2,345,225
Dividends and interest receivable	289,684
Tax reclaims receivable	70,508
Prepaid expenses	1,949
Total Assets	216,052,419

Liabilities:
Payable for investments purchased	2,290,983
Call options written, at value (premiums received—$2,205,568)	849,070
Investment management fees payable	166,337
Accrued expenses	118,935
Total Liabilities	3,425,325
Net Assets	$212,627,094

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share, applicable to 9,775,784 shares issued and outstanding)	$98
Paid-in-capital in excess of par	233,532,850
Dividends in excess of net investment income	(11,832)
Accumulated net realized loss	(12,145,704)
Net unrealized depreciation of investments, call options written and foreign currency transactions	(8,748,318)
Net Assets	$212,627,094
Net Asset Value Per Share	$21.75

         Nicholas-Applegate International & Premium Strategy Fund

10   Annual Report | 2.29.08 | See accompanying Notes to Financial Statements

Nicholas-Applegate International & Premium Strategy Fund Statement of Operations

For the year ended February 29, 2008

Investment Income:
Dividends (net of foreign withholding taxes of $697,129)	$7,825,749
Interest	368,982
Total Investment Income	8,194,731

Expenses:
Investment management fees	2,707,314
Custodian and accounting agent fees	427,068
Shareholder communications	88,206
Audit and tax services	61,854
Transfer agent fees	28,950
Trustees' fees and expenses	22,692
New York Stock Exchange listing fees	20,320
Legal fees	7,686
Insurance expense	5,891
Miscellaneous	5,934
Total expenses	3,375,915
Less: custody credits earned on cash balances	(6,146)
Net expenses	3,369,769

Net Investment Income	4,824,962

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,270,188
Call options written	9,011,298
Foreign currency transactions	(4,559)
Net change in unrealized appreciation/depreciation of:
Investments	(31,433,384)
Call options written	(345,478)
Foreign currency transactions	13,317
Net realized and change in unrealized loss on investments, call options written and foreign currency transactions	(14,488,618)
Net Decrease in Net Assets Resulting from Investment Operations	$(9,663,656)

Nicholas-Applegate International & Premium Strategy Fund

See accompanying Notes to Financial Statements | 2.29.08 | Annual Report   11

Nicholas-Applegate International & Premium Strategy Fund Statement of Changes in Net Assets

	Year ended February 29, 2008	Year ended February 28, 2007
Investment Operations:
Net investment income	$4,824,962	$3,079,379
Net realized gain on investments, call options written and foreign currency transactions	17,276,927	50,650,288
Net change in unrealized appreciation/depreciation of investments, call options written and foreign currency transactions	(31,765,545)	(4,614,704)
Net increase (decrease) in net assets resulting from investment operations	(9,663,656)	49,114,963

Dividends and Distributions to Shareholders from:
Net investment income	(4,737,044)	(10,626,195)
Net realized gains	(51,701,264)	(27,142,278)
Return of Capital	(96,861)	—
Total dividends and distributions to shareholders	(56,535,169)	(37,768,473)

Capital Share Transactions:
Net increase from reinvestment of dividends and distributions	895,522	3,915,847
Total increase (decrease) in net assets	(65,303,303)	15,262,337

Net Assets:
Beginning of year	277,930,397	262,668,060
End of year (including dividends in excess of net investment income of $(11,832) and $(98,450), respectively)	$212,627,094	$277,930,397
Shares Issued in Reinvestment of Dividends and Distributions	31,192	140,403

          Nicholas-Applegate International & Premium Strategy Fund

12   Annual Report | 2.29.08 | See accompanying Notes to Financial Statements

Nicholas-Applegate International & Premium Strategy Fund Notes to Financial Statements

February 29, 2008

1. Organization and Significant Accounting Policies

Nicholas-Applegate International & Premium Strategy Fund (the "Fund") was organized as a Massachusetts business trust on February 24, 2005. Prior to commencing operations on April 29, 2005, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate price of $100,012 to Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global Investors Fund Management LLC (the "Investment Manager"), is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities of companies located outside the United States. The Fund will also employ a strategy of writing (selling) call options on equity indexes and may also purchase put options on such indexes in an attempt to generate current gains from option premiums.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no material impact to the Fund's financial statements at February 29, 2008. The Fund's federal tax returns for the prior two fiscal years remains subject to examination by the Internal Revenue Service.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing SFAS 157 against its current valuation policies to determine future applicability.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Fund Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange.

| 2.29.08 | Nicholas-Applegate International & Premium Strategy Fund Annual Report 13

Nicholas-Applegate International & Premium Strategy Fund Notes to Financial Statements

February 29, 2008

1. Organization and Significant Accounting Policies (continued)

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund's net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund's net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, and then are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions

The Fund declares dividends and distributions from net investment income and gains from written index option premiums and the sale of portfolio securities quarterly. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e)      Foreign Currency Translation

The Fund's accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments, call options written and foreign currency transactions. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

14 Nicholas-Applegate International & Premium Strategy Fund Annual Report | 2.29.08 |

Nicholas-Applegate International & Premium Strategy Fund Notes to Financial Statements

February 29, 2008

1. Organization and Significant Accounting Policies (continued)

(f) Option Transactions

The Fund employs a strategy of writing (selling) call options on equity indexes in an attempt to generate current gains from option premiums. When a call option is written, the premium received is recorded as an asset with an equal liability, which is subsequently adjusted to the current market value of the option. Premiums received from writing options, which expire unexercised, are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option written by the Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. These liabilities are reflected as call options written on the Statement of Assets and Liabilities.

The Fund, as writer of a call option, may have no control over whether the underlying securities may be sold (called). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written call option.

The Fund may also purchase put options on equity indexes. The risk associated with purchasing a put option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Purchased put options are accounted for in the same manner as portfolio securities. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

(g) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(h) Concentration of Risk

The Fund may have elements of risk, not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

(i) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Advisers

The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 1.00% of the Fund's average daily net total managed assets. The Investment Manager has retained its affiliates, Nicholas-Applegate Capital Management LLC and Oppenheimer Capital LLC (the "Sub-Advisers"), to manage the Fund's international equity portfolio and index option strategy, respectively. Subject to the supervision of the Investment Manager, the Sub-Advisers make all the Fund's investment decisions in connection with their respective components of the Fund's investments. For their services, pursuant to Sub-advisory Agreements, the Investment Manager and not the Fund, pays each of the Sub-Advisers an annual fee payable on a monthly basis.

| 2.29.08 | Nicholas-Applegate International & Premium Strategy Fund Annual Report 15

Nicholas-Applegate International & Premium Strategy Fund Notes to Financial Statements

February 29, 2008

3. Investment in Securities

For the fiscal year ended February 29, 2008, purchases and sales of investments, other than short-term securities, were $468,740,845 and $526,623,454, respectively.

(a) Transactions in call options written for the fiscal year ended February 29, 2008 were:

	Contracts	Premiums
Options outstanding, February 28, 2007	550,063	$3,643,970
Options written	2,402,478	20,217,071
Options terminated in closing purchase transactions	(316,959)	(5,901,700)
Options expired	(2,439,159)	(15,753,773)
Options outstanding, February 29, 2008	196,423	$2,205,568

4. Income Tax Information

The tax character of dividends paid was:

	Year Ended	Year Ended
	February 29, 2008	February 28, 2007
Ordinary Income	$31,650,753	$37,768,473
Long Term Capital Gain	24,787,555	—
Return of Capital	96,861	—

At February 29, 2008, the Fund had no distributable earnings.

In accordance with U.S. Treasury regulations, the Fund elected to defer realized capital losses of $11,814,393 arising after October 31, 2007. Such losses are treated as arising on March 1, 2008.

For the year ended February 29, 2008, permanent "book-tax" differences were primarily attributable to the differing treatment of foreign currency transactions, the sale of passive foreign investment companies, non-deductible excise taxes and the reclassification of distributions. These adjustments were to decrease paid-in-capital in excess of par by $1,572, increase dividends in excess of net investment income by $1,300 and decrease accumulated net realized loss by $2,872.

The cost basis of portfolio securities for federal income tax purposes is $223,779,283. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $6,069,063; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $16,521,947; net unrealized depreciation for federal income tax purposes is $10,452,884. The difference between book and tax basis unrealized appreciation is primarily attributable to wash sales.

5. Subsequent Dividend Declaration

On March 14, 2008, a dividend of $0.5375 per share was declared to shareholders. This dividend was payable March 28, 2008, to shareholders of record on March 24, 2008.

6. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC ("PEA"), Allianz Global Investors Distributors LLC ("AGID") and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the SEC and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged "market timing" arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning "market timing", which allege the same or similar conduct underlying the

16 Nicholas-Applegate International & Premium Strategy Fund Annual Report | 2.29.08 |

Nicholas-Applegate International & Premium Strategy Fund Notes to Financial Statements

February 29, 2008

6. Legal Proceedings (continued)

regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

| 2.29.08 | Nicholas-Applegate International & Premium Strategy Fund Annual Report 17

PIMCO Nicholas-Applegate International & Premium Strategy Fund Financial Highlights

	Year ended		For the period April 29, 2005* through
	February 29, 2008	February 28, 2007	February 28, 2006
Net asset value, beginning of period	$28.52	$27.35	$23.88	**
Investment Operations:
Net investment income	0.49	0.33	0.16
Net realized and change in unrealized gain (loss) on investments, call options written and foreign currency transactions	(1.48)	4.77	4.81
Total from investment operations	(0.99)	5.10	4.97

Dividends and Distributions to Shareholders from:
Net investment income	(0.48)	(1.11)	(0.12)
Net realized gains	(5.29)	(2.82)	(1.33)
Return of Capital	(0.01)	—	—
Total dividends and distributions to shareholders	(5.78)	(3.93)	(1.45)

Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—	—	(0.05)
Net asset value, end of period	$21.75	$28.52	$27.35
Market price, end of period	$20.81	$30.45	$24.64
Total Investment Return (1)	(14.25)%	42.23%	4.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$212,627	$277,930	$262,668
Ratio of expenses to average net assets (2)	1.25%	1.22%	1.19	%(3)
Ratio of net investment income to average net assets	1.78%	1.12%	0.79	%(3)
Portfolio turnover	179%	203%	192%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1 (i) in Notes to Financial
Statements).
(3)	Annualized.

         Nicholas-Applegate International & Premium Strategy Fund

18    Annual Report | 2.29.08 | See accompanying Notes to Financial Statements

Nicholas-Applegate International & Premium Strategy Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Nicholas Applegate International & Premium Strategy Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nicholas Applegate International & Premium Strategy Fund (the "Fund") at February 29, 2008, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 25, 2008

| 2.29.08 | Nicholas-Applegate International & Premium Strategy Fund Annual Report 19

Nicholas-Applegate International & Premium Strategy Fund Tax Information

(unaudited)

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund's tax year ended February 29, 2008 as to the federal tax status of dividends and distributions received by shareholders during such tax year. Per share dividends for the tax year ended February 29, 2008 were as follows:

Dividends from ordinary income	$3.2396
Distributions from long-term capital gains	$2.5354
Return of Capital Distributions	$0.0099

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Fund designates qualified dividend income of 79%, or the maximum amount allowable.

The percentage of ordinary dividends paid by the Fund during the period ended February 29, 2008 which qualified for the Dividends Received Deduction available to corporate shareholders was 0%.

Since the Fund's tax year is not the calendar year, another notification will be sent with respect to calendar year 2008. In January 2009, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2008. The amount that will be reported will be the amount to use on your 2008 federal income tax return and may differ from the amount which must be reported in connection with the Fund's tax year ended February 28, 2009. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the dividend income received from the Fund.

Foreign Tax Credit:

The Fund has elected to pass-through the credit for taxes paid to foreign countries. The gross foreign income dividends and foreign tax per share paid during the fiscal year ended February 29, 2008 are provided below:

Country	Gross Foreign Dividends	Foreign Tax
Austria	$0.00207	$0.00031
Australia	0.04760	0.00025
Belgium	0.00796	0.00119
Denmark	0.00076	0.00011
Finland	0.05907	0.00886
France	0.05715	0.00854
Germany	0.03294	0.00494
Italy	0.05753	0.00863
Japan	0.10293	0.00718
Luxembourg	0.00096	0.00014
Netherlands	0.03298	0.00495
New Zealand	0.00255	0.00038
Spain	0.03688	0.00553
Sweden	0.07037	0.01055
Switzerland	0.05022	0.00753
	$0.56197	$0.06909

Please consult you tax advisor to determine how this information may apply to your particular tax situation. Please call the Fund's shareholder servicing agent at (800) 331-1710 should have questions.

20 Nicholas-Applegate International & Premium Strategy Fund Annual Report | 2.29.08 |

Nicholas-Applegate International & Premium Strategy Fund Annual Shareholder Meeting Results

(unaudited)

The Fund held its annual meeting of shareholders on July 25, 2007. Shareholders voted to re-elect John J. Dalessandro II and R. Peter Sullivan III and elect William B. Ogden, IV and John C. Maney as Trustees as indicated below:

	Affirmative	Withheld Authority
Re-election of John J. Dalessandro II — Class II to serve until 2010	8,450,176	68,724
Re-election of R. Peter Sullivan III — Class II to serve until 2010	8,452,368	66,532
Election of William B. Ogden, IV — Class I to serve until 2009	8,452,217	66,683
Election of John C. Maney — Class III to serve until 2008	8,451,848	67,052

Messrs. Paul Belica, Robert E. Connor and Hans W. Kertess continue to serve as Trustees.

| 2.29.08 | Nicholas-Applegate International & Premium Strategy Fund Annual Report 21

Nicholas-Applegate International & Premium Strategy Fund
Privacy Policy / Proxy Voting Policies & Procedures (unaudited)

Privacy Policy:

Our Commitment to You

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. To ensure clients' privacy, we have developed policies designed to protect this confidentiality, while allowing client needs to be served.

Obtaining Personal Information

In the course of providing you with products and services, we and certain service providers to the Fund, such as the Fund's investment adviser, may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy

As a matter of policy, we do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Fund. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. In most cases you will be clients of a third party, but we may also provide your personal and account information to your respective brokerage or financial advisory firm and/or to your financial adviser or consultant.

Sharing Information with Third Parties

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about a shareholder's accounts to a non-affiliated third party with the consent or upon the request of the shareholder.

Sharing Information with Affiliates

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we or our affiliates believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs sponsored by us or our affiliates, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to your non-public personal information only to internal personnel who need to know that information in order to provide products or services to you. In order to guard your non-public personal information, physical, electronic and procedural safeguards are in place.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2007 is available (i) without charge, upon request, by calling the Fund's shareholder servicing agent at (800) 331-1710; (ii) on the Fund's website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

22 Nicholas-Applegate International & Premium Strategy Fund Annual Report | 2.29.08 |

Nicholas-Applegate International & Premium Strategy Fund
Dividend Reinvestment Plan (unaudited)

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor's behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you elect (or your broker or nominee elects) not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)

If on the payment date the net asset value of the Common Shares is equal to or less than the market price per Common Share plus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2)

If on the payment date the net asset value of the Common Shares is greater than the market price per Common Share plus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund's shareholder servicing agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number (800) 331-1710.

| 2.29.08 | Nicholas-Applegate International & Premium Strategy Fund Annual Report 23

Nicholas-Applegate International & Premium Strategy Fund
Board of Trustees (unaudited)

Name, Date of Birth, Position(s) Held with Fund,
Length of Service, Other Trusteeships/Directorships
 Held by Trustee; Number of Portfolios in Fund
Complex/Outside Fund Complexes Currently
Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

The address of each trustee is 1345 Avenue of the Americas, New York, NY 10105

Hans W. Kertess	President, H. Kertess & Co., a financial advisory company; Formerly, Managing
Date of Birth: 7/12/39	Director, Royal Bank of Canada Capital Markets.
Chairman of the Board of Trustees since: 2007
Trustee since: 2005
Term of office: Expected to stand for re-election at 2009 annual meeting of shareholders.
Trustee/Director of 31 Funds in Fund Complex;
Trustee/Director of no funds outside of Fund Complex

Paul Belica	Retired. Formerly Director, Student Loan Finance Corp., Education Loans, Inc., Goal
Date of Birth: 9/27/21	Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc.; formerly, Manager of
Trustee since: 2005	Stratigos Fund LLC, Whistler Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC.
Term of office: Expected to stand for re-election at 2009 annual meeting of shareholders.
Trustee/Director of 31 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

Robert E. Connor	Retired. Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.
Date of Birth: 9/17/34
Trustee since: 2005
Term of office: Expected to stand for re-election at 2008 annual meeting of shareholders.
Trustee/Director of 31 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

John J. Dalessandro II	Retired. Formerly, President and Director, J.J. Dalessandro II Ltd., registered broker-
Date of Birth: 7/26/37	dealer and member of the New York Stock Exchange.
Trustee since: 2005
Term of office: Expected to stand for re-election at 2010 annual meeting of shareholders.
Trustee/Director of 31 funds in Fund Complex
Trustee/Director of no funds outside of Fund complex

William B. Ogden, IV	Asset Management Industry Consultant; Formerly, Managing Director, Investment
Date of Birth: 1/11/45	Banking Division of Citigroup Global Markets Inc.
Trustee since: 2006
Term of office: Expected to stand for election at 2009 annual meeting of shareholders.
Trustee/Director of 31 Funds in Fund Complex;
Trustee/Director of no funds outside of Fund Complex

R. Peter Sullivan III	Retired. Formerly, Managing Partner, Bear Wagner Specialists LLC, specialist firm on
Date of Birth: 9/4/41	the New York Stock Exchange.
Trustee since: 2006
Term of office: Expected to stand for re-election at 2010 annual meeting of shareholders.
Trustee/Director of 31 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

24 Nicholas-Applegate International & Premium Strategy Fund Annual Report | 2.29.08 |

Nicholas-Applegate International & Premium Strategy Fund
Board of Trustees (unaudited) (continued)

Name, Date of Birth, Position(s) Held with Fund,
Length of Service, Other Trusteeships/Directorships
Held by Trustee; Number of Portfolios in Fund
Complex/Outside Fund Complexes Currently
Overseen by Trustee

Principal Occupation(s) During Past 5 Years:

John C. Maney †	Management Board of Allianz Global Investors Fund Management LLC; Management
Date of Birth: 8/3/59	Board and Managing Director of Allianz Global Investors of America L.P. since
Trustee since: 2006	January 2005 and also Chief Operating Officer of Allianz Global Investors of America
Term of office: Expected to stand for election at 2008 annual meeting of shareholders. Trustee/Director of 68 Funds in Fund Complex Trustee/Director of no Funds outside the Fund Complex	L.P. since November 2006; Formerly, Executive Vice President and Chief Financial Officer of Apria Healthcare Group, Inc. (1998-2001)

† Mr. Maney is an "interested person" of the Fund due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney's positions set forth in the table above, he holds the following positions with affiliated persons:

Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors of America L.P., Allianz Global Investors of America LLC and Allianz-Pac Life Partners LLC; Member — Board of Directors and Chief Operating Officer of Allianz Global Investors of America Holdings Inc. and Oppenheimer Group, Inc.; Managing Director and Chief Operating Officer of Allianz Global Investors NY Holdings LLC and Allianz Global Investors U.S. Equities LLC; Management Board and Managing Director of Allianz Global Investors U.S. Holding LLC; Managing Director and Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P.; Managing Director of Allianz Global Investors U.S. Retail LLC; Member - Board of Directors and Managing Director of Allianz Global Investors Advertising Agency Inc.; Compensation Committee of NFJ Investment Group L.P.; Management Board of Allianz Global Investors Fund Management LLC, Nicholas-Applegate Holdings LLC and OpCap Advisors LLC; Member—Board of Directors of NFJ Management Inc. and PIMCO Global Advisors (Resources) Limited; and Executive Vice President of PIMCO Japan Ltd.

Further information about the Fund's Trustees is available in the Fund's Statement of Additional Information dated April 26, 2005 which can be obtained, without charge, by calling the Fund's Shareholder Servicing Agent (800) 331-1710.

| 2.29.08 | Nicholas-Applegate International & Premium Strategy Fund Annual Report 25

Nicholas-Applegate International & Premium Strategy Fund
Principal Officers (unaudited)

Name, Date of Birth, Position(s) Held with Fund.	Principal Occupation(s) During Past 5 Years:

Brian S. Shlissel	Executive Vice President, Director of Fund Administration, Allianz Global Investors
Date of Birth: 11/14/64	Fund Management LLC; Director of 8 funds in the Fund Complex; President and Chief
President & Chief Executive Officer since: 2005	Executive Officer of 35 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 39 funds in the Fund Complex and The Korea Fund, Inc.

Lawrence G. Altadonna	Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer,
Date of Birth: 3/10/66	Principal Financial and Accounting officer of 35 funds in the Fund Complex; Assistant
Treasurer, Principal/Financial and Accounting Officer since: 2005	Treasurer of 39 funds in the Fund Complex and The Korea Fund, Inc.

Thomas J. Fuccillo	Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P.,
Date of Birth: 3/22/68	Vice President, Secretary & Chief Legal Officer of 74 funds in the Fund Complex,
Vice President, Secretary & Chief Legal Officer since: 2005	Secretary & Chief Legal Officer of the Korea Fund, Inc. Formerly, Vice President and Associate General Counsel, Neuberger Berman LLC.

Scott Whisten	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer
Date of Birth: 3/13/71	of 74 funds in the Fund Complex. Formerly Accounting Manager Prudential
Assistant Treasurer since: 2007	Investments (2002-2005).

Youse E. Guia	Senior Vice President, Group Compliance Manager, Allianz Global Investors of
Date of Birth: 9/3/72	America L.P., Chief Compliance Officer of 74 funds in the Fund Complex and The
Chief Compliance Officer since: 2005	Korea Fund, Inc. Formerly, Vice President, Group Compliance Manager, Allianz Global Investors of America L.P. (2002-2004), Audit Manager, Pricewaterhouse Coopers LLP (1996-2002).

William V. Healey	Executive Vice President, Chief Legal Officer-U.S. Retail, Allianz Global Investors of
Date of Birth: 7/28/53	America L.P.; Executive Vice President, Chief Legal Officer and Secretary, Allianz
Assistant Secretary since: 2006

Global Investors Advertising Agency Inc., Allianz Global Investors Fund Management LLC, Allianz Global
Investors Managed Accounts LLC and Allianz Global Investors Distributors LLC; Assistant Secretary of
74 funds in the Fund Complex. Formerly, Vice President and Associate General Counsel, Prudential Insurance
Company of America; Executive Vice President and Chief Legal Officer, The Prudential Investments (1998-2005).

Richard H. Kirk	Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior
Date of Birth: 4/6/61	Vice President, Associate Genearal Counsel, Allianz Global Investors Distributors
Assistant Secretary since: 2006	LLC. Assistant Secretary of 74 funds in the Fund Complex; formerly, Vice President, Counsel, The Prudential Insurance Company of America/American Skandia (2002-2004).

Kathleen A. Chapman	Assistant Secretary of 74 funds in the Fund Complex; Manager IIG Advisory Law,
Date of Birth: 11/11/54	Morgan Stanley (2004-2005); The Prudential Insurance Company of America and
Assistant Secretary since: 2006	Assistant Corporate Secretary of affiliated American Skandia companies (1996-2004).

Lagan Srivastava	Assistant Secretary of 74 funds in the Fund Complex and the Korea Fund, Inc;
Date of Birth: 9/20/77	formerly Research Assistant, Dechert LLP (2004-2005); Research Assistant, Swidler
Assistant Secretary since: 2006	Berlin Shereff Friedman LLP (2002-2004)

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

26 Nicholas-Applegate International & Premium Strategy Fund Annual Report | 2.29.08 |

Trustees and Principal Officers

Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II	Scott Whisten
Trustee	Assistant Treasurer
John C. Maney	Youse E. Guia
Trustee	Chief Compliance Officer
William B. Ogden, IV	William V. Healey
Trustee	Assistant Secretary
R. Peter Sullivan III	Richard H. Kirk
Trustee	Assistant Secretary
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers
Nicholas Applegate Capital Management LLC
600 West Broadway, 30th Floor
San Diego, CA 92101

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Bank & Trust Co.
225 Franklin St.
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate International & Premium Strategy Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarter of its fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund's website at www.allianz- investors.com/closedendfunds.

On August 15, 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange ("NYSE") on which the Fund's principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund's principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund's disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund's shareholder servicing agent at (800) 331-1710.

ITEM 2.     CODE OF ETHICS

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710. The code of ethics are included as an Exhibit 99.CODEETH hereto.

(b)	During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board has determined that Mr. Paul Belica, a member of the Board’s Audit Oversight Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)	Audit fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $45,000 in 2007 and $46,000 in 2008.

b)	Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant’s financial statements and are not reported under paragraph (e) of this Item were $0 in 2007 and $0 in 2008.

c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance,

tax service and tax planning (“Tax Services”) were $11,500 in 2007 and $12,500 in 2008 . These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

d)	All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

e)	1. Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor’s engagements related directly to the operations and financial reporting of the Registrant. The Registrant’s policy is stated below.

Nicholas-Applegate International & Premium Strategy Fund (the “Fund”)

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Fund’s Audit Oversight Committee (“Committee”) is charged with the oversight of the Fund’s financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

a review of the nature of the professional services expected to provided,

the fees to be charged in connection with the services expected to be provided,

a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUND

On an annual basis, the Fund’s Committee will review and pre-approve the scope of the audits of the Fund and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Fund’s independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee’s pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Fund will also require the separate written pre-approval of the President of the Fund, who will confirm, independently, that the accounting firm’s engagement will not adversely affect the firm’s independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits
Seed audits (related to new product filings, as required)
SEC and regulatory filings and consents
Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Accounting consultations
Fund merger support services
Agreed upon procedure reports (inclusive of quarterly review of Basic Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
Other attestation reports
Comfort letters
Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $150,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; and, sales and use tax compliance
Timely RIC qualification reviews
Tax distribution analysis and planning
Tax authority examination services
Tax appeals support services
Accounting methods studies
Fund merger support service
Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $150,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Fund’s independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to the accounting records or financial statements of the Funds
Financial information systems design and implementation
Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
Actuarial services
Internal audit outsourcing services
Management functions or human resources
Broker or dealer, investment adviser or investment banking services
Legal services and expert services unrelated to the audit
Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC (Formerly, PA Fund Management LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the “Investment Manager”) and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Fund (including affiliated sub-advisers to the Fund), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Fund (such entities, including the Investment Manager, shall be referred to herein as the “Accounting Affiliates”). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $150,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds’ independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

(1)	The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund’s independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

f) Not applicable

g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2007 Reporting Period was $1,704,929 and the 2008 Reporting Period was $487,892.

h) Auditor Independence. The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor’s independence.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANT

The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Robert E. Connor, Paul Belica, John J. Dalessandro II, Hans W. Kertess, R. Peter Sullivan III and William B. Ogden, IV.

ITEM 6.      SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NICHOLAS-APPLEGATE INTERNATIONAL & PREMIUM STRATEGY FUND
(the “Trust”)

PROXY VOTING POLICY

1.

It is the policy of the Trust that proxies should be voted in the interest of its shareholders, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the Trust and analyzing the performance of the Trust’s securities are in the best position and have the information necessary to vote proxies in the best interests of the Trust and its shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub- adviser and/or any other affiliated person of the Trust, on the other. Accordingly, the Trust’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the Trust.

2.

The Trust delegates the responsibility for voting proxies to Allianz Global Investors Fund Management LLC (“AGIFM”), which will in turn delegate such responsibility to the sub-adviser of the Trust. AGIFM’s Proxy Voting Policy Summary is attached as Appendix A hereto. Summary of the detailed proxy voting policies of the Trust’s current sub-adviser is set forth in Appendix B attached hereto. Such summaries may be revised from time to time to reflect changes to the sub-advisers’ detailed proxy voting policies.

3.

The party voting the proxies (i.e., the sub-adviser or portfolio manager) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.

AGIFM and the sub-adviser of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the applicable Board of the Trust promptly after the adoption or amendment of any such policies.

5.

The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trusts’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 18 of Form N-2 and Item 7 of Form N-CSR; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trusts’ Chief Compliance Officer.

6.

This Proxy Voting Policy Statement (including Appendix B), the Proxy Voting Policy Summary of AGIFM and summary of the detailed proxy voting policy of the sub-adviser of a Trust with proxy voting authority, shall be made available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) on the Trusts’ website at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the Trusts’ Chief Compliance Officer or Board of Trustees, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser with proxy voting authority shall also be included in the Trusts’ Registration Statements or Form N-CSR filings.

Appendix A

ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC (“AGIFM”)

1.

It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable fund, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, AGIFM’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.	AGIFM, for each fund which it acts as an investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective fund, subject to the terms hereof.

3.

The party voting the proxies (e.g., the sub-adviser) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.

AGIFM and each sub-adviser of a fund shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the board of the relevant fund promptly after the adoption or amendment of any such policies.

5.

The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for such funds’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 18 of Form N-2 and Item 7 of Form N-CSR; and (ii) shall provide such additional information as may be requested, from time to time, by such funds’ respective boards or chief compliance officers.

6.

This Proxy Voting Policy Summary and summaries of the proxy voting policies for each sub-adviser of a fund advised by AGIFM shall be available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the relevant fund’s board of directors/trustees or chief compliance officer, this Proxy Voting Policy Summary and summaries of the detailed proxy voting policies of each sub-adviser and each other entity with proxy voting authority for a fund advised by AGIFM shall also be included in the Registration Statement or Form N-CSR filings for the relevant fund.

Appendix B

Nicholas-Applegate Capital Management LLC (“NACM”)
Description of Proxy Voting Policy and Procedures

Nicholas-Applegate Capital Management takes seriously the responsibility of voting proxies on behalf of our clients. Our policies and procedures are designed to meet all applicable fiduciary standards and to protect the rights and enhance the economic welfare of those to whom we owe a fiduciary duty.

A Proxy Committee, including executive, investment, sales, marketing, compliance and operations personnel, is responsible for establishing our policies and procedures. The Committee reviews these policies and procedures on a regular basis and makes such changes as it believes are necessary. Our guidelines and voting actions are to a large extent aligned with the voting recommendations of Glass Lewis, a third-party proxy voting service to which we subscribe.

We vote all proxies received according to our written guidelines, Glass Lewis recommendations and/or investment team input. Our guidelines address such general areas as elections of directors and auditors, corporate defenses, corporate governance, mergers and acquisitions, corporate restructuring, state of incorporation, proxy contest issues, executive compensation, employee considerations and social issue proposals.

The guidelines contained herein reflect our normal voting position on certain issues, and may not apply in every situation. The guidelines are intended to generally cover both U.S. and international proxy voting, although due to country differences and requirements, international proxy voting may differ depending on individual facts and circumstances. Even when our guidelines specify how we normally vote on particular issues, we may change the vote if it is reasonably determined to be in our client’s best interest. In certain cases, we will vote a specific account outside of our policy upon client request.

To ensure that voting responsibilities are met, the Committee has established operational procedures to have client proxies reconciled against client holdings to ensure ballots are received and voted. The procedures are also intended to ensure that proxies are voted consistent with voting guidelines, that the proxy analysis is used for each issue, and all votes are recorded. Any variance from stated policy is carefully noted, including the reason for the variance. In some circumstances NACM is not notified of a ballot to vote, therefore resulting in a non-voted ballot.

The proxy voting and record keeping are provided through a third party vendor, Glass Lewis. Prior to October 31, 2006 we were using Institutional Shareholder Services (ISS) for this service. We maintain proxy voting records for all applicable accounts and make these records available to clients at their request.

Oppenheimer Capital LLC (“Oppenheimer Capital”)
Description of Proxy Voting Policy and Procedures

Oppenheimer Capital typically votes proxies of the securities held in its client portfolios, unless the client has reserved voting authority for itself. To ensure that the proxies are voted in the best interests of its clients, Oppenheimer Capital has adopted detailed proxy voting procedures and has guidelines for voting proxies on specific types of issues. When voting proxies, Oppenheimer Capital’s primary objective is to make voting decisions solely in the best economic interests of its clients. Oppenheimer Capital will act in a manner which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

Oppenheimer Capital has adopted written Proxy Voting Policies and Procedures (the “Proxy Guidelines”) that are reasonably designed to ensure that the firm is voting in the best interest of its clients. The Proxy Guidelines reflect Oppenheimer Capital’s general voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, changes to a portfolio company's capital structure and corporate governance. For example, Oppenheimer Capital generally votes for proposals to declassify boards and to require majority votes in director elections. Some issues require a case-by-case analysis, such as mergers and corporate restructurings.

Oppenheimer Capital has retained an independent third party service provider (the “Proxy Provider”) to assist in the proxy voting process by implementing the votes in accordance with the Proxy Guidelines as well as assisting in the administrative process. The Proxy Provider provides a variety of proxy-related services to assist in Oppenheimer Capital’s handling of proxy voting responsibilities.

Oppenheimer Capital’s Proxy Guidelines also provide for oversight of the proxy voting process by a Proxy Committee. The Proxy Committee meets at a minimum on a semi-annual basis and when necessary to address potential conflicts of interest. Oppenheimer Capital may have conflicts of interest that can affect how it votes its client’s proxies. For example, Oppenheimer Capital may manage a pension plan whose management is sponsoring a proxy proposal. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out Oppenheimer Capital’s obligation to vote proxies, the Proxy Committee is responsible for developing a process to identify proxy voting issues that may raise conflicts of interest between Oppenheimer Capital and its clients and to resolve such issues, which may include reviewing the vote to confirm that the voting decision was not affected by the conflict.

Oppenheimer Capital’s Proxy Committee’s duties also include monitoring the outsourcing of voting obligations to the Proxy Provider and Oppenheimer Capital’s proxy voting recordkeeping practices; developing a process for resolution of voting issues that require a case-by-case analysis; and, to the extent the Proxy Guidelines do not cover potential proxy voting issues, determining a process for voting such issues. Oppenheimer Capital’s Proxy Committee will review, at least annually, the services provided by the Proxy Provider and all proxy voting processes and procedures and will update or revise them as necessary.

In accordance with the Proxy Guidelines, Oppenheimer Capital may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote a proxy. Upon receipt of a client’s written request, Oppenheimer Capital may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guidelines. In addition, Oppenheimer Capital may refrain from voting a proxy on behalf of its clients’ accounts in certain circumstances, for example, due to de-minimis holdings, immaterial impact on the portfolio, items relating to foreign issuers (such as those described below), timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, Oppenheimer Capital may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on Oppenheimer Capital’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on a foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)

Nicholas Applegate Capital Management LLC (“NACM” or “Nicholas-Applegate”)

As of May 9, 2008, the following individuals constitute the team that has primary responsibility for the day-to-day portfolio management of the Nicholas-Applegate International & Premium Strategy Fund’s (NAI or the Fund) international equity investments, with Horacio Valeiras, CFA, serving as head of the team:

Horacio A. Valeiras, CFA
Managing Director and Chief Investment Officer
As a managing director and the chief investment officer of Nicholas-Applegate, Horacio Valeiras is responsible for overseeing all investment and trading functions within the firm. He is also the portfolio manager for the International Growth portfolios and a member of the Executive Committee. Prior to joining Nicholas-Applegate in 2002, he was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. Horacio was previously head of International Equity and asset allocation programs with Philadelphia-based Miller Anderson & Sherrerd. He started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. Horacio serves on the Board of Directors of the San Diego Rowing Club and of the Bishop’s School. He earned his M.B.A. with an emphasis on finance from the University of California, Berkeley and his master’s degree from Massachusetts Institute of Technology, where he became an instructor in their graduate school program. He earned a B.S. in chemical engineering from Virginia Tech. He has twenty years of investment management experience.

Steven Tael, Ph.D., CFA
Vice President, Portfolio Manager, Systematic
Steven Tael joined Nicholas-Applegate in 2005 and has portfolio management responsibilities on the International, Global, and Emerging Markets Systematic strategies. Previously, Steve worked at Mellon Capital Management in San Francisco, where he was a research analyst in the area of investment research. His experience spans quantitative model building, model production and portfolio management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. Steve has a Ph.D. in applied mathematics and statistics from State University of New York, Stony Brook, and a B.S. and M.A. in mathematics from the University of California, Santa Barbara. He has twelve years of investment industry experience.

Kunal Ghosh
Senior Vice President, Portfolio Manager, Systematic
Kunal Ghosh joined the firm in 2006 and has portfolio management responsibilities on our International, Global, and Emerging Markets Systematic strategies. Prior to joining the firm, Kunal was a research associate and then portfolio manager for Barclays Global Investors. His experience includes building and implementing models for portfolio management. Before that, he was a quantitative analyst for the Cayuga Hedge Fund. Kunal earned his M.B.A. in finance from Cornell University, his M.S. in material engineering from the University of British Columbia, and his B.Tech from Indian Institute of Technology. He has five years of investment industry experience.

The following summarizes information regarding dates individuals became portfolio managers for the Fund:

Portfolio Manager	Date started with the Fund:
Horacio Valeiras, CFA	Since Inception
Steven Tael, Ph.D.	October 2005
Kunal Ghosh	July 2006

Oppenheimer Capital

As of May 9, 2008, the following individuals are part of the derivatives group at Oppenheimer Capital and constitute the team that has primary responsibility for the day-to-day implementation of the Fund’s index option strategy, with Mr. Bond-Nelson serving as head of the team:

Stephen Bond-Nelson (April, 2005 (Inception)) - Portfolio Manager/Senior Analyst for Oppenheimer Capital. Prior to joining Oppenheimer Capital in 1999, he was a Research Analyst/Associate at Prudential Mutual Funds. He has thirteen years of investment experience. Mr. Bond-Nelson holds a B.S. from Lehigh University and an M.B.A. from Rutgers University, as well as NASD Series 7 and 63 licenses.

Valentin Ivanov (April, 2005 (Inception)) – Vice President for Oppenheimer Capital. Mr. Ivanov is a quantitative analyst for Oppenheimer Capital’s Structured Products team and brings 9 years of industry experience to his position. Prior to joining the firm in 2000, he served as a portfolio administrator and trader with Allianz Global Investors Managed Accounts and Nicholas-Applegate Capital Management. Mr. Ivanov holds a BA from the University of San Diego.

Michael Purcell (July 2006) – Assistant Vice President for OpCap. Mr. Purcell is a research analyst for Oppenheimer Capital’s Structured Products team and brings 4 years of industry experience to his position. Prior to joining the firm he served as an associate portfolio specialist and marketing analyst with Allianz Global Investors. Mr. Purcell earned a BS in Finance and Accounting from Fairfield University’s Dolan School of Business, and holds NASD Series 7 and 66 licenses.

(a)(2)

     The following information is provided as of February 29, 2008.

NACM

The following summarizes information regarding each of the accounts, excluding the Fund, that was managed by portfolio managers. The information is as of February 29, 2008, and includes amounts managed by a team, committee, or other group that includes the portfolio manager.

	Other RICs		Other Accounts		Other Pooled
PM	#	AUM($million)	#	AUM($million)	#	AUM($million)

Horacio	29	6,064	88	4,157	17	2,639
Valeiras,
CFA
Steven	4	688	4	169	4	1,257
Tael,
Ph.D.
Kunal	4	688	4	169	4	1,257
Ghosh

Accounts and Assets for which Advisory Fee is Based on Performance

	Other RICs		Other Accounts		Other Pooled
PM	#	AUM($million)	#	AUM($million)	#	AUM($million)
Horacio	-	-	5	274	4	585
Valeiras,
CFA
Steven	-	-	1	124	-	-
Tael,
Ph.D.
Kunal	-	-	1	124	-	-
Ghosh

Like other investment professionals with multiple clients, a Portfolio Manager for the Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some conflicts faced by investment professionals at most major financial firms.

NACM has adopted compliance policies and procedures that address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

  The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

  The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

  The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

When NACM considers the purchase or sale of a security to be in the best interests of the Fund as well as other accounts, NACM’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold—for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. NACM considers many factors when allocating securities among accounts, including the account’s investment style, applicable investment restrictions, availability of securities, available cash, and other current holdings. NACM attempts to allocate investment opportunities among accounts in a fair and equitable manner. However, accounts are not assured of participating equally or at all in particular investment allocations due to such factors as noted above.

“Cross trades,” in which one NACM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. NACM has adopted compliance procedures that provide that all cross trades are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise from the different investment objectives and strategies of the Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the Fund. Depending on another account’s objectives or other factors, a Portfolio Manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the Fund. In addition, investment decisions are subject to suitability for the particular account involved. Thus, a particular security may not be bought or sold for certain accounts even though it was bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a Portfolio Manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. NACM maintains trading policies designed to provide portfolio managers an opportunity to minimize the effect that short sales in one portfolio may have on holdings in other portfolios.

A Portfolio Manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular Portfolio Manager have different investment strategies.

The Fund’s Portfolio Managers may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide NACM with brokerage and research services (as those terms are defined in Section 28(e) of the

Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. In order to be assured of continuing to receive services considered of value to its clients, NACM has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. NACM allocates the payment of brokerage commissions is subject to the requirement that the Portfolio Manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund.

The Fund’s Portfolio Managers may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, the Fund’s Portfolio Manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. NACM’s investment personnel, including the Fund’s Portfolio Managers, are subject to restrictions on engaging in personal securities transactions pursuant to NACM’s Codes of Ethics, which contain provisions and requirements designed to identify and address conflicts of interest between personal investment activities and the interests of the Fund.

Oppenheimer Capital

The following summarizes information regarding each of the accounts, excluding the Fund that was managed by portfolio managers. The information is as of February 29, 2008, and includes amounts managed by a team, committee, or other group that includes the portfolio manager.

Stephen Bond-Nelson:
Other Registered Investment Companies (4) $ 2,200,085,724
Other Pooled Investment Vehicles (3) $ $434,748,360
Other Accounts (0) - $0
(Three Other Pooled Investment Vehicles are performance-fee based)

Valentin Ivanov:
Other Registered Investment Companies (4) $ 2,200,085,724
Other Pooled Investment Vehicles (3) $ $434,748,360
Other Accounts (0) - $0
(Three Other Pooled Investment Vehicles are performance-fee based)

Michael Purcell:
Other Registered Investment Companies (4) $ 2,200,085,724
Other Pooled Investment Vehicles (3) $ $434,748,360
Other Accounts (0) - $0
(Three Other Pooled Investment Vehicles are performance-fee based)

          The potential for conflicts of interests exists when portfolio managers are responsible for managing other accounts that have similar investment objectives and strategies as the Fund. Potential conflicts include, for example conflicts between investment strategies and conflicts in the allocation of investment opportunities. Typically, client portfolios having similar strategies are managed by portfolio managers in the same group using similar objectives, approach and philosophy. Therefore, portfolio holdings, relative position size and industry and sector exposures tend to be similar across portfolios with similar strategies, which minimizes the potential for conflicts of interest.

          Oppenheimer Capital may receive more compensation with respect to certain accounts managed in a similar style than that received with respect to the Fund or may receive compensation based in part on the performance of certain similarly managed accounts. This may create a potential conflict of interest for Oppenheimer Capital or its portfolio managers by providing an incentive to favor these types of accounts when for example, placing securities transactions. Similarly, it could be viewed as having a conflict of interest to the extent that Oppenheimer Capital or an affiliate has a proprietary investment in an account managed in a similar strategy, or the portfolio manager has personal investments in similarly managed strategies. Potential conflicts of interest many arise with both the aggregation and allocation of investment opportunities because of market factors or investment restrictions imposed upon Oppenheimer Capital by law, regulation, contract or internal policies. The allocation of aggregated trades, in particular those that were partially completed due to limited availability, could also raise a conflict of interest, as Oppenheimer Capital could have an incentive to allocate securities that are expected to increase in value to favored accounts, for example, initial public offerings of limited availability. Another potential conflict of interest may arise when transactions for one account occurs after transactions in a different account in the same or different strategy thereby increasing the value of the securities when a purchase follows a purchase of size in another account or similarly decreasing the value if it is a sale. Oppenheimer Capital also manages accounts that may engage in short sales of securities of the type in which the Fund invests, Oppenheimer Capital could be seen as harming the performance of the Fund for the benefit of the accounts engaging in the short sales if the short sales cause the market value of the securities to fall.

          Oppenheimer Capital or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments due to liquidity or other concerns or regulatory restrictions. Such policies may preclude a Fund from purchasing a particular security or financial instrument, even if such security or financial instrument would otherwise meet the Fund’s objectives.

          Oppenheimer Capital and its affiliates’ objective are to meet their fiduciary obligation with respect to all clients. Oppenheimer Capital and its affiliates have policies and procedures that are reasonably designed to seek to manage conflicts. Oppenheimer Capital and its affiliates monitor a variety of areas, including compliance with fund guidelines, trade allocations, and compliance with the respective Code of Ethics. Allocation policies and procedures are designed to achieve a fair and equitable allocation of investment opportunities among its client over time.

          Orders for the same equity security traded through a single trading desk or system are typically aggregated on a continual basis throughout each trading day consistent with Oppenheimer Capital’s best execution obligation for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated on a pro-rata average price basis, subject to certain limited exceptions.

(a) (3)

     The following information is provided as of February 29, 2008.

NACM

The following explains the compensation structure of each individual (as listed in the Prospectus) that shares primary responsibility for day-to-day portfolio management of the Fund (for the purposes of this section, “Portfolio Managers”):

Nicholas-Applegate believes that competitive compensation is essential to retaining top industry talent. With that in mind, the firm continually reevaluates its compensation policies against industry benchmarks. Its goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by McLagan and ECS (Watson Wyatt Data Services).

NACM’s compensation policy features both short-term and long-term components. The firm offers competitive base salaries and bonuses, profit-sharing and generous retirement plans. Investment professionals’ annual compensation is directly affected by the performance of their portfolios, their performance as individuals and the success of the firm. Typically, an investment professional’s compensation is comprised of a base salary and a bonus.

Investment professionals are awarded bonuses based primarily on product performance. A 360-degree qualitative review is also considered. As part of the 360-degree review, analysts and portfolio managers are reviewed by the portfolio manager who is responsible for final investment decisions for their strategy and other portfolio managers to whose portfolios they contribute. Decision making portfolio managers are reviewed by the Chief Investment Officer, who evaluates performance both quantitatively versus benchmarks and peer universes, as well as qualitatively.

Compensation and Account Performance
Approximately 75% of a portfolio manager’s bonus is based on one- (30% weight), three- (60% weight), and five-year (10% weight) annualized performance of client accounts. Relative performance to the benchmark is approximately half of the calculation and the product’s peer ranking in institutional consultant universes determines the other half. The remaining 25% of the bonus is based on a qualitative review and firm profitability. In the qualitative review, team members are evaluated based on the consistency of their implementation of the investment process. Portfolio managers responsible for final investment decisions evaluate the members of their teams. The Chief Investment Officer evaluates the decision making portfolio managers.

Profit-Sharing
Investment teams participate in a profit-sharing plan which provides the opportunity for additional compensation. Each team receives a pool which is based on the pre-tax profit of their product(s). All team members are eligible to participate in the pool. Allocations are decided by the Chief Investment Officer and the portfolio managers responsible for final investment decisions of the teams. The share of pre-tax profit increases with increasing profitability. This structure, together with the bonus based on investment performance, fully aligns the team with client interests.

Long-Term Cash Bonus Plan
A Long-Term Cash Bonus Plan provides long-term incentives and rewards to certain key staff and executives of NACM and the other Allianz Global Investors companies to promote long-term growth and profitability. The Plan provides awards that are based on NACM’s operating earnings growth. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to the company’s success.

Equity Ownership
In September 2006, Allianz SE approved an equity ownership plan for key employees of NACM. The plan was implemented as of January 31, 2007. NACM believes this plan is important in retaining and recruiting key investment professionals, as well as providing ongoing incentives for NACM employees.

Oppenheimer Capital

Compensation Structure of Portfolio Managers

OpCap believes that its compensation program is competitively positioned to attract and retain high caliber investment professionals. As more fully described below, each portfolio manager receives a fixed base salary, a variable bonus opportunity, and a benefits package. Key investment professionals are also eligible to participate in the Firms long-term incentive program. Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance and the market. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market, as well as to adjust drivers of compensation to promote good sustained fund performance. OpCap attempts to keep its compensation levels at or above the median for similar positions in its local area.

Each portfolio manager’s compensation may consist of the following elements:

Base salary. Each portfolio manager is paid a fixed base salary that is set at a level determined by OpCap. In setting the base salary, the firm’s intentions are to be competitive in light of the portfolio manager’s experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

Annual bonus and Long Term Incentive Plan. Each portfolio manager is eligible for an annual bonus in addition to a base salary. The bonus typically forms the majority of the individual’s cash compensation and is based in part on pre-tax performance against the Fund’s relevant benchmark or peer group ranking of the portfolio over a one or three year period, with some consideration for longer time periods. In addition to any bonus, the Firm utilizes two long-term incentive plans. The first plan is an Allianz Global Investors Plan for key employees. The plan provides awards that are based on the Compound Annual Growth Rate (CAGR) of OpCap over a period between one year or over a three year period as well as the collective earnings growth of all the asset management companies of Allianz Global Investors. The second plan is a deferred retention award for key investment professionals. The deferred retention award typically vests over a three year period and is invested in the fund(s) that the individual manages.

Participation in group retirement plans. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

(a)(4)

NACM

As of February 29, 2008, the following table shows the portfolio managers’ ownership of any of the shares issued by the Fund:

NACM

Portfolio Manager	Dollar Range
Steven Tael	$1-10,000
Kunal Ghosh	$1-10,000
Horacio Valeiras	None

Oppenheimer Capital

None

ITEM 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

Period	Total Number Of Shares Purchased	Average Price Paid Per Share	Total Number Of Shares Purchased As Part Of Publicly Announced Plans Or Programs	Maximum Number of Shares That May Yet Be Purchased Under The Plans Or Programs

March 2007	N/A	N/A	N/A	N/A
April 2007	N/A	28.71	31,192	N/A
May 2007	N/A	N/A	N/A	N/A
June 2007	N/A	N/A	N/A	N/A
July 2007	N/A	N/A	N/A	N/A
August 2007	N/A	N/A	N/A	N/A
September 2007	N/A	N/A	N/A	N/A
October 2007	N/A	N/A	N/A	N/A
November 2007	N/A	N/A	N/A	N/A
December 2007	N/A	N/A	N/A	N/A
January 2008	N/A	N/A	N/A	N/A
February 2008	N/A	N/A	N/A	N/A

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.      CONTROLS AND PROCEDURES

(a)   The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12.      EXHIBITS

(a)(1)  Exhibit 99.CODE ETH - Code of Ethics

(a)(2)  Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)  Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate
                     International & Premium Strategy Fund

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date May 9, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date May 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date May 9, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date May 9, 2008